Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31, 2022	December 31, 2021
Real estate loans:
One-to-four family residential:
Owner occupied	$18,070	$9,779
Non-owner occupied	39,315	38,752
Total one-to-four family residential	57,385	48,531
Multi-family (five or more) residential	46,909	29,344
Commercial real estate	333,540	183,822
Construction	28,938	15,843
Home equity	4,918	4,706
Total real estate loans	471,690	282,246

Commercial business	159,069	129,608
Other consumer	2	12
Total Loans	630,761	411,866

Deferred loan fees and costs	(1,219)	(2,638)
Allowance for loan losses	(7,678)	(5,262)
Net Loans	$621,864	$403,966

Financing Receivable Credit Quality Indicators [Table Text Block]
	December 31, 2022
	Pass	Special Mention	Substandard	Doubtful	Total
One-to-four family residential owner occupied	$17,663	$407	$-	$-	$18,070
One-to-four family residential non-owner occupied	39,315	-	-	-	39,315
Multi-family residential	45,201	-	1,708	-	46,909
Commercial real estate	333,406	-	134	-	333,540
Construction	28,938	-	-	-	28,938
Home equity	4,918	-	-	-	4,918
Commercial business	153,746	2,908	2,415	-	159,069
Other consumer	2	-	-	-	2
Total	$623,189	$3,315	$4,257	$-	$630,761
	December 31, 2021
	Pass	Special Mention	Substandard	Doubtful	Total
One-to-four family residential owner occupied	$9,365	$414	$--	$--	$9,779
One-to-four family residential non-owner occupied	38,743	--	9	--	38,752
Multi-family residential	27,621	1,723	--	--	29,344
Commercial real estate	181,914	--	1,908	--	183,822
Construction	15,843	--	--	--	15,843
Home equity	4,706	--	--	--	4,706
Commercial business	125,725	--	3,883	--	129,608
Other consumer	12	--	--	--	12
Total	$403,929	$2,137	$5,800	$--	$411,866

Impaired Financing Receivables [Table Text Block]
	December 31, 2022
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$-	$-	$--	$--	$--
One-to-four family residential non-owner occupied	7	9	--	7	--
Multi-family residential	1,708	1,722	--	1,708	--
Commercial real estate	129	129	--	130	12
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

With an allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	--	--	--	--	--
Multi-family residential	--	--	--	--	--
Commercial real estate	134	134	118	136	9
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	97	97	97	102	6
Other consumer	--	--	--	--	--

Total:
One-to-four family residential owner occupied	$-	$-	$--	$--	$--
One-to-four family residential non-owner occupied	7	9	--	7	--
Multi-family residential	1,708	1,722	--	1,708	--
Commercial real estate	263	263	118	266	21
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	97	97	97	102	6
Other consumer	--	--	--	--	--
Total	$2,075	$2,091	$215	$2,083	$27
	December 31, 2021
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$-	$-	$--	$66	$--
One-to-four family residential non-owner occupied	9	9	--	9	--
Multi-family residential	--	--	--	--	--
Commercial real estate	131	131	--	131	12
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	18	--
Other consumer	--	--	--	--	--

With an allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	--	--	--	--	--
Multi-family residential	--	--	--	--	--
Commercial real estate	--	--	--	--	--
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

Total:
One-to-four family residential owner occupied	$-	$-	$--	$66	$--
One-to-four family residential non-owner occupied	9	9	--	9	--
Multi-family residential	--	--	--	--	--
Commercial real estate	131	131	--	131	12
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	18	--
Other consumer	--	--	--	--	--
Total	$140	$140	$--	$224	$12

Financing Receivable, Current, Allowance for Credit Loss [Table Text Block]
	December 31, 2022
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non- Owner Occupied	Multi-Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$73	$292	$249	$2,475	$119	$29	$1,625	$400	$5,262
Charge-offs	-	-	-	-	-	-	(59)	-	(59)
Recoveries	-	-	-	-	-	-	-	-	-
Provision	50	3	202	1,275	185	4	856	(100)	2,475
Ending balance	$123	$295	$451	$3,750	$304	$33	$2,325	$300	$7,678
Ending balance evaluated
for impairment:
Individually	$-	$-	$-	$118	$-	$-	$97	$-	$215
Collectively	$123	$295	$451	$3,632	$304	$33	2,325	$300	$7,463
Loans receivable:
Ending balance	$18,070	$39,315	$46,909	$333,540	$28,938	$4,918	$159,071		$630,761
Ending balance evaluated
for impairment:
Individually	$-	$7	$1,708	$263	$-	$-	$97		$2,075
Collectively	$18,070	$39,308	$45,201	$333,277	$28,938	$4,918	$158,974		$628,686
	December 31, 2021
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non-Owner Occupied	Multi- Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$88	$362	$229	$1,287	$62	$20	$763	$250	$3,061
Charge-offs	--	--	--	--	--	--	(17)	--	(17)
Recoveries	--	--	--	--	--	--	17	--	17
Provision	(15)	(70)	20	1,188	57	9	862	150	2,201
Ending balance	$73	$292	$249	$2,475	$119	$29	$1,625	$400	$5,262
Ending balance evaluated
for impairment:
Individually	$--	$--	$--	$--	$--	$--	$--	$--	$-
Collectively	$73	$292	$249	$2,475	$119	$29	1,625	$400	$5,262
Loans receivable:
Ending balance	$9,779	$38,752	$29,344	$183,822	$15,843	$4,706	$129,620		$411,866
Ending balance evaluated
for impairment:
Individually	$-	$9	$--	$131	$--	$--	$--		$140
Collectively	$9,779	$38,743	$29,344	$183,691	$15,843	$4,706	$129,620		$411,726

Financing Receivable, Nonaccrual [Table Text Block]
	December 31, 2022	December 31, 2021
One-to-four family residential owner occupied	$-	$-
One-to-four family residential non-owner occupied	-	9
Multi-family residential	1,708	-
Commercial real estate	134	-
Construction	-	-
Home equity	-	-
Commercial business	97	-
Other consumer	-	-
Total	$1,939	$9

Financing Receivable, Past Due [Table Text Block]
	December 31, 2022
	30-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable	Loans Receivable 90 Days or More Past Due and Accruing

One-to-four family residential owner occupied	$407	$-	$407	$17,663	$18,070	$--
One-to-four family residential non-owner occupied	23	--	23	39,292	39,315	--
Multi-family residential	--	1,708	1,708	45,201	46,909	--
Commercial real estate	2,895	134	3,029	330,511	333,540	--
Construction	2,062	--	2,062	26,876	28,938	--
Home equity	39	--	39	4,879	4,918	--
Commercial business	10	97	107	158,962	159,069	51
Other consumer	--	--	--	2	2	--
Total	$5,436	$1,939	$7,375	$623,386	$630,761	$51
	December 31, 2021
	30-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable	Loans Receivable 90 Days or More Past Due and Accruing

One-to-four family residential owner occupied	$809	$-	$809	$8,970	$9,779	$--
One-to-four family residential non-owner occupied	285	9	294	38,458	38,752	--
Multi-family residential	--	--	--	29,344	29,344	--
Commercial real estate	--	--	--	183,822	183,822	--
Construction	--	--	--	15,843	15,843	--
Home equity	--	--	--	4,706	4,706	--
Commercial business	367	--	367	129,241	129,608	--
Other consumer	--	--	--	12	12	--
Total	$1,461	$9	$1,470	$410,396	$411,866	$--